Organization and Business Description (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)
Organization and Business Description [Line Items]
Cash consideration	$ 50,000
Wise Metro Development Co., Ltd. [Member]
Organization and Business Description [Line Items]
Cash		$ 13,900,000	¥ 98,300,000